Document and Entity Information	12 Months Ended
Aug. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2012
Registrant Name	Managed Account Series
Central Index Key	0001323737
Amendment Flag	false
Document Creation Date	Oct. 23, 2012
Document Effective Date	Oct. 23, 2012
Prospectus Date	Aug. 28, 2012